Liquidity and Going Concern	6 Months Ended
Jun. 30, 2025
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN
3.	LIQUIDITY AND GOING CONCERN

In accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40)”, the Group has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Group’s ability to continue as a going concern within one year after the date that the unaudited condensed consolidated financial statements are issued. The Group incurred net loss of $11,271,548 and $1,927,027 for the six months ended June 30, 2025 and 2024, respectively. Net cash used in operating activities were $3,649,470 and $2,282,403 for the six months ended June 30, 2025 and 2024, respectively. Accumulated deficits were $25,577,935 and $14,306,387 as of June 30, 2025 and December 31, 2024, respectively. These conditions raised substantial doubts about the Group’s ability to continue as a going concern.

The Group has funded its operations from both operational sources of cash and equity and debt financing. The Group’s liquidity is based on its ability to generate cash from operating activities, obtain capital financing from equity interest investors and borrow funds from financial institutions. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes generating revenue while controlling operating cost to generate positive operating cash flows and obtaining funds from outside sources of financing to generate positive financing cash flows. As of June 30, 2025, the Group had cash of $184,618 and positive working capital of $11,092. The Group intends to pursue private financing of debt or equity. If the Group is unable to obtain sufficient funding, it could be required to delay its development efforts and limit activities, which could adversely affect its business and the consolidated financial statements.

Considering the current financial factors raise doubt about the Group’s ability to continue as a going concern, management has made mitigation plan to alleviate liquidity pressure, including:

i)	On August 22, 2025, Mr. Soon Huat Lim, the ultimate controller of the Group, provided a financial support letter to the Group, pursuant to which up to SGD 8.0 million cash can be further provided to meet the Group’s other liabilities and commitments as they become due for at least twelve months from the issuance of this letter, to support the Group’s normal operation. If needed, Mr. Soon Huat Lim will sell or pledge the direct and indirect shares on the Company to provide such financial support when necessary.

ii)	The Group would make continuous efforts to improve operating efficiency, standardize operations to reduce discretionary spending, enhance cost controls, and create synergy of allocated resources.

iii)

The Group is pursuing private financing of debt or equity and developing new business in 2025, which the Group believes will generate sufficient profit and cash to support the Group’s operation. In September 2025, the Group received US$2,374,566 in net proceeds and issued 18,575,714 ADSs to purchasers through a private investment in public equity (PIPE) transaction (as referred in Note 16). The Group believes the private financing and the new business may help to alleviate liquidity pressure.

The Group believes the financial support from the ultimate controller of the Group, private financing and the new business may help to alleviate liquidity pressure.

Accordingly, the accompanying unaudited condensed consolidated financial statements have been prepared on the basis the Group will be able to continue as a going concern for a period of one year after the issuance of the consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments related to the recoverability or classification of asset and the amounts or classification of liabilities that may result from the outcome of this uncertainty.